TRADE ACCOUNTS RECEIVABLE, NET - Changes in losses for impairment (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Estimated impairment losses for accounts receivable roll forward
Balance at beginning	R$ (1,644,797)	R$ (1,498,134)
Supplement to estimated losses, net of resersal (Note 25)	(1,740,358)	(1,682,348)
Write-off	1,312,577	1,547,577
Business combinations (Note 1.c)		(11,892)
Balance at ending	R$ (2,072,578)	R$ (1,644,797)